Other Current Liabilities	12 Months Ended
May 27, 2012
Liabilities, Current [Abstract]
Other Current Liabilities
OTHER CURRENT LIABILITIES
The components of other current liabilities are as follows:

(in millions)	May 27, 2012	May 29, 2011
Non-qualified deferred compensation plan	$201.4	$200.1
Sales and other taxes	60.6	61.5
Insurance-related	35.2	33.6
Employee benefits	59.7	42.6
Derivative liabilities	45.3	23.2
Accrued interest	15.6	14.0
Miscellaneous	36.6	34.3
Total other current liabilities	$454.4	$409.3